5. Property and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
5.	Property and Equipment

Property and equipment consists of the following at December 31:

	2011	2010

Equipment	$1,639,897	$1,228,114
Furniture and fixtures	133,026	133,026
	1,772,923	1,361,140
Less accumulated depreciation	(1,145,795)	(995,838)
	$627,128	$365,302

Depreciation expense was $338,501 and $89,220 for the years ended December 31, 2011 and 2010, respectively.  During 2011 and 2010, demonstration equipment with net book values of $51,963 and $14,822, respectively, was reclassified from property and equipment to inventory and subsequently sold.